Other expenses	6 Months Ended
Jun. 30, 2023
Other expenses
Other expenses
17	Other expenses

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Listing costs	2,305,274	1,906,995
	2,305,274	1,906,995